Description Of Organization And Business Operations - Additional Information (Details) - USD ($)						3 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Nov. 14, 2023	Oct. 14, 2023	Apr. 18, 2023	Aug. 16, 2022	Jan. 13, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Shares issued price per share								$ 10		$ 10
Gross proceeds from initial public offer					$ 300,000,000
Proceeds from Issuance of Private Placement							$ 0	$ 0	$ 13,850,000	$ 13,850,000
Transaction Costs Of Issuance					17,204,107
Underwriting Fees Net Of Reimbursement By Underwriters					5,760,000
Reimbursement By Underwriters					240,000
Deferred Underwriting Commission Non Current								10,500,000		10,500,000
Cash deposited in Trust Account					$ 306,000,000		$ 0	0	$ 306,000,000	306,000,000
Per share payment made to acquire restricted investments					10.20%
Term of restricted investments					185 days
Percentage of net assets in the trust account for which the business combination shall be effected					80.00%
Temporary Equity, Redemption Price Per Share					$ 10.2
Minimum Net worth Needed To Consummate Business Combination								$ 5,000,001		$ 5,000,001
Percentage Of Shares That Can Be Transferred Without Any Restriction								15.00%		15.00%
Percentage Of Shares Redeemable In Case Business Combination Is Not Consummated								100.00%		100.00%
Time Limit Within Which Business Combination Shall Be Consummated From The Date Of Initial Public Offering								15 months		15 months
Expenses payable on liquidation								$ 100,000		$ 100,000
Number Of Days Within Which Public Shares Shall Be Redeemed								10 days		10 days
Per share amount available for distribution					$ 10
Per share amount to be maintained in the trust account for distribution								$ 10.2		$ 10.2
Other offering costs					$ 944,107
Cash at bank								$ 948,153		$ 392,446
Working capital								4,455,076		$ 679,412
Percentage of Federal excise tax on share buy back				1.00%
Effective date for levy of federal excise tax on stock buy back				Jan. 01, 2023
Common stock, shares outstanding					7,503,750
Excise tax liability								$ 2,764,714
Percentage of shares redeemable								1.00%
Unsecured Debt [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Cash deposited in Trust Account	$ 80,000	$ 80,000
Debt instrument face value	80,000	80,000
Unsecured Debt [Member] | Asset, Held-in-Trust [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Cash deposited in Trust Account	$ 80,000	$ 80,000
Minimum [Member] | Post Business Combination [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Equity Method Investment, Ownership Percentage					50.00%
Private Placement Warrants [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Stock issued during the period shares new issues						13,850,000				13,850,000
IPO [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Stock issued during the period shares new issues								30,000,000		30,000,000
Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Stock issued during the period shares new issues								3,900,000		3,900,000
Common stock, shares outstanding					7,503,750
Private Placement [Member] | Private Placement Warrants [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Class of warrants or rights issued during the period units					13,850,000
Class of warrants or rights issue price per unit								$ 1		$ 1
Proceeds from Issuance of Private Placement					$ 13,850,000
Common Class A [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Shares issued price per share					$ 10
Temporary Equity, Redemption Price Per Share			$ 10.41				$ 10.3	$ 10.64		$ 10.3
Temporary equity stock redeemed during the period shares			26,564,308
Common stock, shares outstanding							0	7,499,999		0
Temporary equity shares outstanding							0	3,435,692		30,000,000
Common stock shares redeemable			26,564,308
Common stock value redeemable			$ 276,471,460
Common Class A [Member] | Unsecured Debt [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Debt Instrument, Convertible, Conversion Price	$ 10.2	$ 10.2
Common Class A [Member] | Sponsor [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Conversion of shares converted			7,499,999
Temporary equity shares outstanding			10,935,691
Common Class A [Member] | IPO [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Stock issued during the period shares new issues					30,000,000
Common Class A [Member] | Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Stock issued during the period shares new issues					3,900,000
Common Class B [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Common stock, shares outstanding							7,503,750	1		7,500,000
Common Class B [Member] | Sponsor [Member]
Organization Consolidation And Presentation Of Statement Of Financial Statements [Line Items]
Conversion of permanent equity into temporary equity shares			7,499,999
Common stock, shares outstanding			1